`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     August 14, 2001

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 	77

Form 13F Information Table Value Total:	303,335

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105      539    10169 SH       SOLE                                      10169
AT&T                           COM              001957109     1614    73377 SH       SOLE                                      73377
American Express Co Com        COM              025816109     7694   198296 SH       SOLE                                     198296
American Intl Group Com        COM              026874107      294     3459 SH       SOLE                                       3459
Amgen Inc                      COM              031162100      464     7650 SH       SOLE                                       7650
BP Amoco P L C Sponsored Adr   COM              055622104     4921    98723 SH       SOLE                                      98723
Bank Of America Corp New       COM              060505104      811    13511 SH       SOLE                                      13511
Bell South Corp NFSC           COM              079860102     4111   102092 SH       SOLE                                     102092
Berkshire Hathaway Inc Del Cl  COM              084670108     1110       16 SH       SOLE                                         16
Berkshire Hathaway Inc Del Cl  COM              084670207    10295     4476 SH       SOLE                                       4476
Bluegreen Corp                 COM              096231105       65    30000 SH       SOLE                                      30000
Bristol Myers Squibb           COM              110122108      298     5698 SH       SOLE                                       5698
Capital Crossing Bk Com        COM              140071101      172    10240 SH       SOLE                                      10240
Cendant Corp                   COM              151313103     3014   154540 SH       SOLE                                     154540
Chevron Corporation Com        COM              166751107     6982    77146 SH       SOLE                                      77146
Cisco Sys Inc                  COM              17275R102     9794   538120 SH       SOLE                                     538120
Citigroup Inc.                 COM              172967101      682    12909 SH       SOLE                                      12909
Coca-Cola                      COM              191216100     8159   181301 SH       SOLE                                     181301
Colgate Palmolive              COM              194162103      284     4819 SH       SOLE                                       4819
ConAgra, Inc.                  COM              205887102      564    28458 SH       SOLE                                      28458
Countrywide Cr Ind Del Com     COM              222372104      620    13515 SH       SOLE                                      13515
Dell Computer                  COM              247025109     7931   303276 SH       SOLE                                     303276
Developers Divers Rlty Com     COM              251591103     2234   121570 SH       SOLE                                     121570
Discount Auto Parts            COM              254642101     1105   101832 SH       SOLE                                     101832
Du Pont E I De Nemours Com     COM              263534109      803    16641 SH       SOLE                                      16641
Duke Realty, Inc.              COM              264411505      433    17425 SH       SOLE                                      17425
E M C Corp Mass Com            COM              268648102      590    20185 SH       SOLE                                      20185
Eli Lilly & Co.                COM              532457108     2817    38061 SH       SOLE                                      38061
Ericsson L M Tel Co Adr Cl B S COM              294821400     7178  1324294 SH       SOLE                                    1324294
Exxon Mobil Corp Com           COM              30231G102    16464   188488 SH       SOLE                                     188488
Fannie Mae                     COM              313586109     7779    91486 SH       SOLE                                      91486
Federal Realty                 COM              313747206      678    32701 SH       SOLE                                      32701
Freddie Mac                    COM              313400301    11874   174487 SH       SOLE                                     174487
Fulton Finl Corp PA Com        COM              360271100      266    13014 SH       SOLE                                      13014
GB Hldgs Inc Com               COM              36150A109      100    33197 SH       SOLE                                      33197
General Electric Co            COM              369604103     8308   170410 SH       SOLE                                     170410
Gillette                       COM              375766102     9449   325928 SH       SOLE                                     325928
Gulf West Banks Inc Com        COM              402582100      189    23030 SH       SOLE                                      23030
Healthcare Rlty Tr Com         COM              421946104     2051    78000 SH       SOLE                                      78000
Home Depot                     COM              437076102    11496   246953 SH       SOLE                                     246953
Huntington Bancshares Com      COM              446150104      193    11823 SH       SOLE                                      11823
Intel                          COM              458140100    19061   651670 SH       SOLE                                     651670
International Business Machine COM              459200101      292     2581 SH       SOLE                                       2581
J P Morgan Chase & Co          COM              616880100     1696    38017 SH       SOLE                                      38017
Johnson & Johnson              COM              478160104     1306    26111 SH       SOLE                                      26111
MBNA Corp Com                  COM              55262L100     2293    69485 SH       SOLE                                      69485
Merck & Co, Inc.               COM              589331107    10424   163105 SH       SOLE                                     163105
Microsoft                      COM              594918104    13579   186018 SH       SOLE                                     186018
Nasdaq 100 Tr Unit Ser 1       COM              631100104      226     4943 SH       SOLE                                       4943
Nike Inc Cl B                  COM              654106103      210     5001 SH       SOLE                                       5001
Nokia Corp Sponsored Adr       COM              654902204     9702   437222 SH       SOLE                                     437222
Oracle Corp Com                COM              68389X105    14241   749506 SH       SOLE                                     749506
Pacific Century Cyber          COM              Y6801N134        9    30000 SH       SOLE                                      30000
Payless Cashways Inc Com Par $ COM              704378405        4    13825 SH       SOLE                                      13825
Pfizer                         COM              717081103    17268   431173 SH       SOLE                                     431173
Proctor & Gamble               COM              742718109     6271    98286 SH       SOLE                                      98286
Royal Dutch Pete. (Shell)      COM              780257804     1537    26384 SH       SOLE                                      26384
SBC Communications Inc         COM              78387G103     8323   207761 SH       SOLE                                     207761
Sara Lee                       COM              803111103      545    28767 SH       SOLE                                      28767
Student Loan Corp              COM              863902102     1985    28455 SH       SOLE                                      28455
Sun Microsystems Inc           COM              866810104     1572   100014 SH       SOLE                                     100014
SunTrust Banks                 COM              867914103     2023    31232 SH       SOLE                                      31232
Tele Danmark                   COM              879242105      291    15840 SH       SOLE                                      15840
Texaco                         COM              881694103     5595    83929 SH       SOLE                                      83929
USA Education Inc              COM              90390U102    12363   169354 SH       SOLE                                     169354
United Dominion Rlty Tr Com    COM              910197102      537    37450 SH       SOLE                                      37450
Verizon Communications Com     COM              92343V104     2714    50723 SH       SOLE                                      50723
Vision Twenty-One Fla Com      COM              92831N101       16   460442 SH       SOLE                                     460442
Wal-mart Stores Inc            COM              931142103      444     9089 SH       SOLE                                       9089
Walt Disney Co                 COM              254687106     4795   165983 SH       SOLE                                     165983
Worldcom Inc Com               COM              98157D106     2579   181619 SH       SOLE                                     181619
Wrigley                        COM              982526105     5290   112920 SH       SOLE                                     112920
Broadwing Inc                  PFD CV           111620407      752    15840 SH       SOLE                                      15840
CMS Energy Corp Acts           PFD CV           125896308      429    12500 SH       SOLE                                      12500
Freeport-Mcmoran Cop & Gold Pf PFD CV           35671D501      160    11250 SH       SOLE                                      11250
Kmart Fing I Pfd Trcv 7.75%    PFD CV           498778208      312     6625 SH       SOLE                                       6625
WHX Corp Pfd Cv Ser A          PFD CV           929248201       66    10975 SH       SOLE                                      10975
